Commitments and Contingent Liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Commitments and Contingent Liabilities [Abstract]
Participation payments (in Dollars)	$ 4,888
Percentage of royalties rate of sales	3.00%
Percentage of grant received	100.00%